DEFERRED TAX ASSETS/(LIABILITIES) - MATURITY ANALYSIS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for deferred tax assets/(liabilities) [line items]
Deferred tax assets	¥ 273,022	¥ 132,274	¥ 115,716	¥ 98,862
Deferred tax liabilities	(139,625)		(145,102)	¥ (87,816)
To be recovered after more than 12 months [member]
Disclosure of maturity analysis for deferred tax assets/(liabilities) [line items]
Deferred tax assets	124,666		114,387
Deferred tax liabilities	(134,492)		(142,159)
To be recovered within 12 months [member]
Disclosure of maturity analysis for deferred tax assets/(liabilities) [line items]
Deferred tax assets	148,356		1,329
Deferred tax liabilities	¥ (5,133)		¥ (2,943)